Segment Information - Revenue by Geographic Area, Based on Where Guests are Sourced (Details) - USD ($) $ in Millions	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	$ 1,908	$ 5,595	$ 20,825
North America
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	1,066	3,084	11,502
Europe
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	811	1,643	6,318
Australia and Asia
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	18	687	2,632
Other
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	$ 14	$ 180	$ 373